ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Business Combinations [Abstract]
Schedule of purchase price	The purchase price for each acquisition consisted of the following:

	Landshire	Better Bakery
Cash	$41,552	$30,931
Other accrued liabilities	19,293	—

Purchase price	$60,845	$30,931

	Landshire	Better Bakery
Cash	$41,552	$30,931
Other accrued liabilities	19,293	—

Purchase price	$60,845	$30,931

Schedule of the net purchase prices allocated to assets acquired and liabilities assumed

The net purchase prices were allocated to assets acquired and liabilities assumed based on estimated fair values as of the date of the acquisitions and were as follows:

	Landshire	Better Bakery
Current assets	$4,763	$5,704
Property, plant and equipment	12,037	2,115
Other intangibles:
Customer relationships (15-year estimated useful life)	20,800	10,400
Landmark trade names and trademarks (19-year weighted average lives)	8,600	—
Better Bakery trade names and trademarks (17-year weighted average lives)	—	9,600
Non-compete agreements (useful lives of 3 and 4 years respectively)	700	400
Goodwill	14,506	9,940
Assumed liabilities	(561)	(7,228)

Net assets acquired	$60,845	$30,931

The net purchase prices were allocated to assets acquired and liabilities assumed based on estimated fair values at the date of the acquisitions as follows:

	Landshire	Better Bakery
Current assets	$4,763	$5,704
Property, plant and equipment	12,037	2,115
Other intangibles	30,100	20,400
Goodwill	14,506	9,940
Assumed liabilities	(561)	(7,228)

Net assets acquired	$60,845	$30,931

Summary of supplemental pro forma financial information

Presented below are pro forma information for the year to date period ended October 3, 2015 as if the acquisitions had occurred prior to January 4, 2015:

Net sales	$1,233,016
Net income	$27,425
Earnings per share — basic	$0.42
Earnings per share — diluted	$0.41

The following data table presents summarized pro forma results of the Company had the acquisitions occurred on December 29, 2013 (unaudited):

	Fiscal 2015	Fiscal 2014
Net sales	$1,619,214	$1,641,920
Net income (loss)	38,785	(38,568)

Schedule of net sales and net income since acquisition date

Consolidated net sales and net income for the year to date period ended October 3, 2015 for Better Bakery (acquired April 24, 2015) and Landshire (acquired January 30, 2015) were as follows:

Better Bakery:
Net sales	$5,321
Net income	$(238)
Landshire:
Net sales	$30,196
Net income	$5,249